Segment Information (Details) - Schedule of revenues by service lines - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues	$ 152,022,381	$ 126,061,693	$ 89,415,798
IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	144,092,811	122,273,395	87,136,754
Customized IT solution service [Member]
Segment Reporting Information [Line Items]
Revenues	6,738,118	3,130,646	1,844,892
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,191,452	$ 657,652	$ 434,152